Derivative Financial Instruments - Summary of Maturities of Notional Amount of Derivatives (Detail) € in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 EUR (€)
Swaps US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	$ 140					$ 1,890
Notional amount, Liabilities	1,750
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥		¥ 6,500					¥ 6,500
Notional amount, Liabilities | ¥		6,500					¥ 6,500
Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$				R$ 2,899					R$ 2,480
Notional amount, Liabilities | R$				2,763					R$ 4,021
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €					€ 509
Notional amount, Liabilities | €					952					€ 815
Swaps Pound Sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £			£ 640					£ 640
Forwards US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	100					2,080
Notional amount, Liabilities	1,945					1,175
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €										374
Notional amount, Liabilities | €					374
Call option
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €					2,097					2,097
Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	800					150
Notional amount, Liabilities	150					800
Forwards US Dollar - Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities						$ 8
Swaps Euro US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €					1,145					495
Swaps Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €					750					€ 750
2023 | Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$				2,899
Notional amount, Liabilities | R$				R$ 2,763
2023 | Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €					509
2023 | Forwards US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	100
Notional amount, Liabilities	1,945
2023 | Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €					374
2023 | Forwards US Dollar - Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	890
2023 | Swaps Euro US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €					320
2023 | Swaps Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	750
2024 | Call option
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €					2,097
2024 | Forwards US Dollar - Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	62
2024 | Swaps Euro US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €					175
2026 | Swaps Pound Sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £			390
2026 | Swap Pound Sterling-USDollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £			110
2027 Thereafter | Swaps US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	140
Notional amount, Liabilities	1,750
2027 Thereafter | Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥		6,500
Notional amount, Liabilities | ¥		¥ 6,500
2027 Thereafter | Swaps Pound Sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £			250
2027 Thereafter | Swap Pound Sterling-USDollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £			£ 1,450
2027 Thereafter | Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	800
Notional amount, Liabilities	$ 150
2027 Thereafter | Swaps Euro US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €					€ 650